Segement Information	9 Months Ended
Sep. 30, 2011
Segment Reporting, Disclosure Of Other Information About Entitys Reportable Segments [Abstract]
Segment Reporting Disclosure [Text Block]
(11)	Segment Information

The Company follows FASB ASC 280-Segment Reporting, which requires that companies disclose segment data based on how management makes decision about allocating resources to segments and evaluating their performance. The Company has three operating segments identified by manufacturing facility and each segment is operated in a separate subsidiary. The Company primarily evaluates performance based on income before income taxes and excluding non-recurring items. The operations and product produced by the Company’s various segments are as follows:

·
Jiangmen Wealth Water produces water purification agents for specific industrial uses such as the  treatment of waste water from paper mills, decolorization agent to treat waste water that contains active dyes, acid dyes and direct dyes produced in the textile and printing industry, and other industry specific water purification applications. The Company uses HAC powder produced by the Guizhou Yefeng segment in the production of its water purification agents.

·
Guizhou Yefeng produces HAC powder from calcium and aluminum derived from its limestone and bauxite mines. The HAC powder is used by Jiangmen Wealth Water in the production of its water purification agents and is also sold to outside customers for waste water treatment.

·	Shanxi Wealth produces HAC powder from calcium and aluminum derived from its limestone and bauxite mines. The HAC powder is sold to outside customers for waste water treatment.

·	Other represents the cost of corporate activities and eliminations

The segment data presented below was prepared on the same basis as the Company’s consolidated financial statements:

For the three months ended September 30, 2011

	Jiangmen	Guizhou	Shanxi
	Wealth Water	Yefeng	Wealth	Corporate	Eliminations	Total

Net revenue	$10,581,290	$3,731,506	$7,016,284	$-	$(1,994,027)	$19,335,053
Cost of revenue	6,223,213	2,060,388	4,470,020	-	(1,994,027)	10,759,594

Gross profit	4,358,077	1,671,118	2,546,264	-	-	8,575,459

Selling and marketing	306,085	73,388	189,100	-	-	568,573
General and administrative	536,415	157,407	282,547	208,578	-	1,184,947
Research and development	140,543	8,648	-	-	-	149,191

Income from operations	$3,375,034	$1,431,675	$2,074,617	$(208,578)	$-	$6,672,748

For the three months ended September 30, 2010

	Jiangmen	Guizhou	Shanxi
	Wealth Water	Yefeng	Wealth	Corporate	Eliminations	Total

Net revenue	$8,120,167	$2,723,177	$5,292,859	$-	$(1,557,966)	$14,578,237
Cost of revenue	4,530,441	1,483,765	2,984,958	-	(1,557,966)	7,441,198

Gross profit	3,589,726	1,239,412	2,307,901	-	-	7,137,039

Selling and marketing	222,612	56,319	195,909	-	-	474,840
General and administrative	336,745	117,683	221,390	84,187	-	760,005
Research and development	-	-	-	-	-	-

Income from operations	$3,030,369	$1,065,410	$1,890,602	$(84,187)	$-	$5,902,194

For the nine months ended September 30, 2011

	Jiangmen	Guizhou	Shanxi
	Wealth Water	Yefeng	Wealth	Corporate	Eliminations	Total

Net revenue	$28,619,169	$10,397,210	$19,753,559	$-	$(6,008,320)	$52,761,618
Cost of revenue	16,910,098	5,562,590	11,900,371	-	(6,008,320)	28,364,739

Gross profit	11,709,071	4,834,620	7,853,188	-	-	24,396,879

Selling and marketing	810,449	220,254	559,897	-	-	1,590,600
General and administrative	1,376,876	457,638	826,099	686,671	-	3,347,284
Research and development	416,126	22,810	-	-	-	438,936

Income from operations	$9,105,620	$4,133,918	$6,467,192	$(686,671)	$-	$19,020,059

For the nine months ended September 30, 2010

	Jiangmen	Guizhou	Shanxi
	Wealth Water	Yefeng	Wealth	Corporate	Eliminations	Total

Net revenue	$19,728,160	$6,735,737	$13,343,536	$-	$(3,782,520)	$36,024,913
Cost of revenue	11,108,324	3,735,077	7,487,801	-	(3,782,520)	18,548,682

Gross profit	8,619,836	3,000,660	5,855,735	-	-	17,476,231

Selling and marketing	557,062	149,477	426,943	-	-	1,133,482
General and administrative	911,623	327,077	653,866	227,906	-	2,120,472
Research and development	-	-	-	-	-	-

Income from operations	$7,151,151	$2,524,106	$4,774,926	$(227,906)	$-	$14,222,277

As of September 30, 2011

	Jiangmen	Guizhou	Shanxi
	Wealth Water	Yefeng	Wealth	Corporate	Eliminations	Total

Current assets	$23,466,262	$9,757,505	$16,101,200	$6,191,790	$-	$55,516,757
Property, plant and equipment,
land use and
mining rights	2,755,902	4,992,163	7,112,515	-	-	14,860,580

Total assets	$26,222,164	$14,749,668	$23,213,715	$6,191,790	$-	$70,377,337